Derivative Instruments - Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	$ (6,407)	$ 505	$ (6,031)
Unrealized gain (loss)	(3,910)	1,770	(549)
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	(2,997)	(1,265)	(5,482)
Unrealized gain (loss)	(919)	1,522	(549)
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	500
Unrealized gain (loss)	$ (2,991)	$ 248